Note 13 - Trade Receivables, Other Current Receivables, and Prepayments - Provision for Impairment of Trade Receivables (Details) - Provision for impairment of trade receivables [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Loss allowance as of period start	$ 7,643	$ 1,446
Loss allowance related to trade receivables due from a former joint venture	(6,579)	6,579
Other changes in the period	1,732	(382)
Loss allowance as of period end	$ 2,796	$ 7,643